Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
OPERATING EXPENSES
General and administrative	$ 465,257	$ 725,720	$ 1,876,932	$ 3,402,952
Franchise tax	1,300	5,200	5,243	18,596
Total operating expenses	466,557	730,920	1,882,175	3,421,548
OTHER INCOME(EXPENSE)
Interest income on investments held in Trust Account	2,625	38,515	110,291	850,641
Finance costs – discount on debt issuance		(74,844)	(235,630)	(78,039)
Subscription expense			(164,000)
Loss on change in fair value of return of capital subscription shares liability	(1,600)		16,400
Reversal of interest and penalties on excise tax liability			888,340
Total other income, net	1,025	(36,329)	615,401	772,602
LOSS BEFORE PROVISION FOR INCOME TAXES	(465,532)	(767,249)	(1,266,774)	(2,648,946)
Provision for income taxes	(64)	(1,409)	(4,453)
NET LOSS	$ (465,596)	$ (768,658)	$ (1,271,227)	$ (2,648,946)
Class A Common Stock
OTHER INCOME(EXPENSE)
Weighted average shares outstanding of Class A common stock (in Shares)	9,859,887	10,145,156	10,057,621	11,243,598
Basic net loss per share (in Dollars per share)	$ (0.05)	$ (0.08)	$ (0.13)	$ (0.24)
Diluted net loss per share (in Dollars per share)	$ (0.05)	$ (0.08)	$ (0.13)	$ (0.24)